Short-term debt (Tables)	9 Months Ended
Sep. 30, 2021
Short-term debt.
Schedule of short-term debt

Short-term debt

in € THOUS

	September 30,	December 31,
	2021	2020
Commercial paper program	845,198	19,995
Borrowings under lines of credit	478,543	42,442
Other	549	513
Short-term debt from unrelated parties	1,324,290	62,950
Short-term debt from related parties (see note 3 c)	39,000	16,320
Short-term debt	1,363,290	79,270